financing costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Interest expense
Long-term debt, excluding lease liabilities and other - gross	$ 306	$ 294	$ 590	$ 589
Long-term debt, excluding lease liabilities and other - capitalized		(4)	(9)	(4)
Long-term debt, excluding lease liabilities and other - net	306	290	581	585
Short-term borrowings and other	12	9	29	10
Total	318	299	610	595
Long-term debt - lease liabilities	42	40	83	80
Long-term debt - other	8	4	14	6
Employee defined benefit plans net interest	3	2	6	4
Accretion on provisions	7	7	14	15
Interest expense from transactions that do not only involve the raising of finance, Total	60	53	117	105
Interest expense other than foreign exchange and unrealized changes	378	352	727	700
Foreign exchange	12	3	12	(6)
Unrealized changes in virtual power purchase agreements forward element		37		103
Total	390	392	739	797
Interest income	(17)	(10)	(22)	(21)
Net	373	382	717	776
Net interest cost			720	673	$ 1,404	$ 1,329
Interest expense on long-term debt, excluding lease liabilities and other - capitalized			(9)	(4)
Employee defined benefit plans net interest	$ 3	2	$ 6	4
Unrealized changes in virtual power purchase agreements forward element		$ 37		$ 103
Composite interest rate on long-term debt, excluding lease liabilities (as a percent)			5.30%	3.10%